10. Interests in affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet:
Current assets	$ 11,136	$ 11,831
Total assets	23,686	23,878
Total liabilities	5,869	6,001
Total shareholders’ equity	16,030	15,872
Operating results:
Operating profits	(971)	(255)	(59)
Net (loss)/profits	164	(18)	(429)
Tianlan
Balance Sheet:
Current assets	63,750	55,742
Non-current assets	17,659	9,733
Total assets	81,409	65,475
Total liabilities	(54,543)	(40,672)
Total shareholders’ equity	26,866	24,803
Operating results:
Net sales	76,723	61,997
Operating profits	4,362	833
Net (loss)/profits	3,700	1,248
Jia Huan
Balance Sheet:
Current assets	21,264	20,556
Non-current assets	5,288	5,635
Total assets	26,552	26,191
Total liabilities	(12,675)	(12,623)
Total shareholders’ equity	13,877	13,568
Operating results:
Net sales	16,162	14,672
Operating profits	1,024	545
Net (loss)/profits	$ 762	$ 377